Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of provisions

	2025	2024
Asset retirement obligations, opening balance	$438	$447
Reclamation paid	(15)	(25)
Revisions in estimates and obligations	151	74
Accretion expense (Note 22)	26	31
Dispositions	—	(89)
Asset retirement obligations, closing balance	600	438
Litigation	35	25
Dispositions	—	(1)
Total provisions	$635	$462

Current	$46	$35
Non-current	$589	$427